PUTNAM INVESTORS FUND
Fund summary
Goal
Putnam Investors Fund seeks long-term growth of capital and any increased income that results from this growth.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees PUTNAM INVESTORS FUND	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PUTNAM INVESTORS FUND	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.21%	0.11%	0.28%
Total annual fund operating expenses	1.08%	1.83%	1.83%	1.58%	1.33%	0.76%	0.66%	0.83%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example PUTNAM INVESTORS FUND (USD $)	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
1 year	679	686	286	505	135	78	67	85
3 years	899	876	576	831	421	243	211	265
5 years	1,136	1,190	990	1,180	729	422	368	460
10 years	1,816	1,951	2,148	2,163	1,601	942	822	1,025

Expense Example, No Redemption PUTNAM INVESTORS FUND (USD $)	Class B	Class C
1 year	186	186
3 years	576	576
5 years	990	990
10 years	1,951	2,148

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 63%.
Investments
We invest mainly in common stocks (growth or value stocks or both) of large U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/14	9.32%
Best calendar quarter Q2 2009	18.45%
Worst calendar quarter Q4 2008	-22.08%

Average annual total returns after sales charges (for periods ending 12/31/13)
Average Annual Total Returns PUTNAM INVESTORS FUND		1 year	5 years	10 years
Class A		27.27%	17.25%	5.79%
Class A after taxes on distributions		26.94%	17.04%	5.67%
Class A after taxes on distributions and sale of fund shares		15.70%	14.02%	4.66%
Class B		29.02%	17.54%	5.77%
Class C		33.01%	17.77%	5.62%
Class M		29.66%	17.22%	5.51%
Class R		34.68%	18.34%	6.16%
Class R5	[1]	35.52%	18.98%	6.71%
Class R6	[1]	35.66%	19.01%	6.72%
Class Y		35.40%	18.93%	6.69%
S&P 500 Index (no deduction for fees, expenses or taxes)		32.39%	17.94%	7.41%
[1]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.